ACQUISITIONS AND DIVESTITURES - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Feb. 27, 2024
Business Acquisition [Line Items]
Goodwill acquired			$ 662,000
Other Acquisitions
Business Acquisition [Line Items]
Goodwill acquired	$ 700,000	$ 3,300,000
Gains (losses) recorded for acquisition activity			0	$ 0
Progressive Produce [Member]
Business Acquisition [Line Items]
Sale of division					$ 120,300,000
Disposal Group, Including Discontinued Operation, Goodwill					36,000,000.0
Progressive Produce [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Business Acquisition [Line Items]
Sale of division					120,300,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 2,000,000.0		$ 75,900,000
Disposal group, carrying value					41,900,000
Disposal Group, Including Discontinued Operation, Goodwill					$ 36,000,000.0